Fair Value Measurements - Schedule of Fair Value Measured on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total fair value	$ 19,034
Level 2 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total fair value	19,034
Commodity Contract [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total fair value	19,034
Commodity Contract [Member] | Level 2 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total fair value	$ 19,034